Shane Daly

Vice President and

Associate General Counsel

(212) 314-3912

Fax: 212-314-3959

September 7, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 45 of Equitable Financial Life Insurance Company (the “Account”) Registration Nos.:
333-44996 and 811-08754 Accumulator Advisor
033-83750 and 811-08754 Accumulator
333-64751 and 811-08754 Accumulator Plus
333-73121 and 811-08754 Accumulator Select
333-61380 and 811-08754 Accumulator Elite

Commissioners:

Equitable Financial, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2022, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	EQ Premier VIP Trust – underlying funds:

EQ/Aggressive Allocation

EQ/Conservative Allocation

EQ/Conservative-Plus Allocation

EQ/Moderate Allocation

EQ/Moderate-Plus Allocation

•	EQ Advisors Trust – underlying funds:

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT SmartBeta Equity

1290 VT Socially Responsible

EQ/400 Managed Volatility

EQ/2000 Managed Volatility

EQ/Aggressive Growth Strategy

EQ/Balanced Strategy

EQ/Franklin Small Cap Value Managed Volatility

EQ/Global Equity Managed Volatility

EQ/International Core Managed Volatility

EQ/International Value Managed Volatility

EQ/Janus Enterprise

EQ/Large Cap Core Managed Volatility

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Managed Volatility

EQ/Mid Cap Value Managed Volatility

EQ/AB Short Duration Government Bond

EQ/AB Small Cap Growth

EQ/ClearBridge Select Equity Managed Volatility

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Equity 500 Index

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/Mid Cap Index

EQ/Money Market

EQ/Quality Bond PLUS

EQ/Small Company Index

Multimanager Technology

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

Equitable Financial understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (“EQUITABLE FINANCIAL”)

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104